Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Shareholders’ equity

Authorized capital

The Company is authorized to issue to 500,000,000 shares, consisting of 420,000,000 Class A shares and 80,000,000 Class B shares of no par value each.

Issued and outstanding capital

At December 31, 2012, the Company had 209,529,412 shares issued and outstanding with no par value, consisting of 129,529,412 class A shares and 80,000,000 class B shares.

During fiscal years 2015, 2014 and 2013, the Company issued 322,853, 348,617 and 338,014 Class A shares, respectively, in connection with the partial vesting of restricted share units under the 2011 Equity Incentive Plan. Therefore, at December 31, 2015, 2014 and 2013 the Company had 210,538,896; 210,216,043 and 209,867,426 shares issued and outstanding with no par value, consisting of 130,538,896; 130,216,043 and 129,867,426 Class A shares, respectively, and 80,000,000 for Class B shares for each year.

Rights, privileges and obligations

Holders of Class A shares are entitled to one vote per share and holders of Class B shares are entitled to five votes per share. Except with respect to voting, the rights, privileges and obligations of the Class A shares and Class B shares are pari passu in all respects, including with respect to dividends and rights upon liquidation of the Company.

Distribution of dividends

The Company can only make distributions to the extent that immediately following the distribution, its assets exceed its liabilities and the Company is able to pay its debts as they become due.

During fiscal year 2015, the Company did not declare a dividend distribution to its shareholders, with respect to its results of operations for fiscal year 2014. During fiscal years 2014 and 2013, the Company declared dividend distributions totaling $50,036, per year. One installment of the 2014 and 2013 distributions amounting to $12,509 was pending of payment at each year-end.

During April and May, 2014, the Company paid dividends on restricted share units under the 2011 Equity Incentive Plan amounting to $382.

Accumulated other comprehensive loss

The following table sets forth information with respect to the components of “Accumulated other comprehensive loss” as of December 31, 2015 and their related activity during the three-years in the period then ended:

	Foreign currency translation	Cash flow hedges	Post-employment benefits (i)	Total Accumulated other comprehensive (loss) income
Balances at December 31, 2012	$(156,467)	$(1,141)	$(1,213)	$(158,821)
Other comprehensive (loss) gain before reclassifications	(60,669)	537	—	(60,132)
Net (gain) loss reclassified from accumulated other comprehensive loss to consolidated statement of income	—	(164)	382	218
Net current-period other comprehensive (loss) income	(60,669)	373	382	(59,914)
Balances at December 31, 2013	(217,136)	(768)	(831)	(218,735)
Other comprehensive (loss) gain before reclassifications	(85,753)	5,158	(544)	(81,139)
Net (gain) loss reclassified from accumulated other comprehensive loss to consolidated statement of income	—	(2,792)	199	(2,593)
Net current-period other comprehensive (loss) income	(85,753)	2,366	(345)	(83,732)
Balances at December 31, 2014	(302,889)	1,598	(1,176)	(302,467)
Other comprehensive (loss) gain before reclassifications	(128,301)	20,487	(213)	(108,027)
Net (gain) loss reclassified from accumulated other comprehensive loss to consolidated statement income	—	(14,209)	440	(13,769)
Net current-period other comprehensive (loss) income	(128,301)	6,278	227	(121,796)
Balances at December 31, 2015	$(431,190)	$7,876	$(949)	$(424,263)

(i)
Related to a post-employment benefit in Venezuela established by the Organic Law of Labor and Workers (known as “LOTTT”, its Spanish acronym) in 2012. This benefit provides a payment of 30 days of salary per year of employment tenure based on the last wage earned to all workers who leave the job for any reason. The term of service to calculate the post-employment payment of active workers run retroactively since June 19, 1997. The Company obtains an actuarial valuation to measure the post-employment benefit obligation, using the projected unit credit actuarial method and measures this benefit in accordance with ASC 715-30, similar to pension benefit.